Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Development of Fixed Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cost [Member]
Schedule of Development of Fixed Assets [Line Items]
Beginning balance	€ 10,397	€ 8,158
Additions	1,280	2,297
Effect of movements in exchange rates	13
Carrying amounts
Disposals	(342)	(58)
Reclassification
Ending balance	11,349	10,397
Cost [Member] | Property, plant and equipment [Member]
Schedule of Development of Fixed Assets [Line Items]
Beginning balance	10,225	7,631
Additions	1,200	2,154
Effect of movements in exchange rates	13
Carrying amounts
Disposals	(342)	(58)
Reclassification	172	498
Ending balance	11,269	10,225
Cost [Member] | Construction in progress [Member]
Schedule of Development of Fixed Assets [Line Items]
Beginning balance	172	527
Additions	80	143
Effect of movements in exchange rates
Carrying amounts
Disposals
Reclassification	(172)	(498)
Ending balance	80	172
Depreciation [Member]
Schedule of Development of Fixed Assets [Line Items]
Beginning balance	(4,006)	(2,768)
Additions	(1,379)	(1,291)
Effect of movements in exchange rates	(1)
Carrying amounts
Disposals	233	53
Ending balance	(5,154)	(4,006)
Depreciation [Member] | Property, plant and equipment [Member]
Schedule of Development of Fixed Assets [Line Items]
Beginning balance	(4,006)	(2,768)
Additions	(1,379)	(1,291)
Effect of movements in exchange rates	(1)
Carrying amounts
Disposals	233	53
Ending balance	(5,154)	(4,006)
Depreciation [Member] | Construction in progress [Member]
Schedule of Development of Fixed Assets [Line Items]
Beginning balance
Additions
Effect of movements in exchange rates
Carrying amounts
Disposals
Ending balance
Carrying amounts [Member]
Schedule of Development of Fixed Assets [Line Items]
Beginning balance	6,391	5,389
Carrying amounts
Ending balance	6,195	6,391
Carrying amounts [Member] | Property, plant and equipment [Member]
Schedule of Development of Fixed Assets [Line Items]
Beginning balance	6,219	4,863
Carrying amounts
Ending balance	6,115	6,219
Carrying amounts [Member] | Construction in progress [Member]
Schedule of Development of Fixed Assets [Line Items]
Beginning balance	172	527
Carrying amounts
Ending balance	€ 80	€ 172